Performance B.6.1 Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Income tax (charge) credit
Withholding tax	$ (56)		$ (83)	$ (56)
Other income tax relating to the current year	(112)		(65)	(88)
Adjustments in respect of prior years	(18)		(29)	(7)
Current tax expense (income) and adjustments	(186)		(177)	(151)
Deferred tax (charge) credit
Origination and reversal of temporary differences	73		99	58
Effect of change in tax rates	29		(5)	(8)
Tax income (expense) before valuation allowances	102		94	50
Effect of valuation allowances	(87)		(19)	(9)
Deferred tax expense (income)	15		75	41
Adjustments in respect of prior years	(18)		0	(10)
Deferred tax expense (income) and adjustments	(3)		75	31
Income Tax Calculation:
Profit before tax			(271)	218
Tax at the weighted average statutory rate			82	(37)
Effect of:
Items taxed at a different rate			1	(1)
Change in tax rates on deferred tax balances			(5)	(8)
Expenditure not deductible and income not taxable			(106)	(37)
Unrelieved withholding tax			(83)	(56)
Accounting for associates and joint ventures			42	36
Movement in deferred tax on unremitted earnings			15	9
Unrecognized deferred tax assets			(27)	(20)
Recognition of previously unrecognized deferred tax assets			8	11
Adjustments in respect of prior years			(29)	(17)
Total tax (charge) credit	(189)	[1]	$ (102)	$ (120)
Weighted average statutory tax rate			30.30%	17.00%
Effective tax rate			(37.50%)	55.00%
Discontinued operations
Income Tax Calculation:
Profit before tax			$ (11)	$ 59
Tax at the weighted average statutory rate			3	(11)
Effect of:
Items taxed at a different rate			0	0
Change in tax rates on deferred tax balances			0	0
Expenditure not deductible and income not taxable			(3)	9
Unrelieved withholding tax			0	0
Accounting for associates and joint ventures			0	0
Movement in deferred tax on unremitted earnings			0	0
Unrecognized deferred tax assets			0	0
Recognition of previously unrecognized deferred tax assets			0	0
Adjustments in respect of prior years			(2)	0
Total tax (charge) credit	0		(2)	(2)
Aggregate continuing and discontinued operations
Income Tax Calculation:
Profit before tax	732		(282)	277
Tax at the weighted average statutory rate	(154)		85	(48)
Effect of:
Items taxed at a different rate	9		1	(1)
Change in tax rates on deferred tax balances	29		(5)	(8)
Expenditure not deductible and income not taxable	79		(109)	(28)
Unrelieved withholding tax	(55)		(83)	(56)
Accounting for associates and joint ventures	41		42	36
Movement in deferred tax on unremitted earnings	(15)		15	9
Unrecognized deferred tax assets	(144)		(27)	(20)
Recognition of previously unrecognized deferred tax assets	57		8	11
Adjustments in respect of prior years	(36)		(31)	(17)
Total tax (charge) credit	$ (189)		$ (104)	$ (122)
Weighted average statutory tax rate	21.00%		30.10%	17.30%
Effective tax rate	25.80%		(36.80%)	44.00%
Bottom of range
Effect of:
Weighted average statutory tax rate	10.00%		10.00%	10.00%
Top of range
Effect of:
Weighted average statutory tax rate	35.00%		35.00%	37.00%

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.